ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2018
Real estate (buildings)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 to 40 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	Shorter of the lease term or 10 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	Shorter of the lease term or 5 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	Shorter of the lease term or 5 years
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	Shorter of the lease term or 5 years